Finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Borrowing costs [abstract]
Schedule of finance costs

For the years ended December 31	2024	2023
Finance costs before capitalized interest	$183,699	$172,814
Less capitalized interest related to Geismar plant under construction	(51,065)	(55,448)
Finance costs	$132,634	$117,366